SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                                DWS Balanced Fund

The following information replaces paragraphs 7 through 10 in "The Fund's Main Investment Strategy" section of the prospectuses.

Growth Stocks. In choosing these securities, the investment advisor primarily invests in US companies that it believes offer the potential for sustainable growth of revenue or earnings and whose market values appear reasonable in light of their business prospects.

Value Stocks. When selecting value stocks, the investment advisor begins by screening for stocks whose performance potential appears to be attractive. The managers use quantitative stock techniques and fundamental equity analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.

Small Company Stocks. In selecting stocks of small companies, in addition to analyzing standard measures of performance potential, the investment advisor also looks for factors that may signal a rebound for a company, whether through a recovery in its markets, a change in business strategy or other factors. The managers use quantitative stock techniques and fundamental equity analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.




                                                                     [Logo]DWS
                                                                       SCUDDER
January 23, 2007                                           Deutsche Bank Group

The following information replaces similar disclosure in "The Fund's Performance History" section of the Class A, B and C prospectus.

Average Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                                          1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                      -2.00          -0.85          5.54
--------------------------------------------------------------------------------
  Return after Taxes on Distributions      -2.65          -1.52          3.43
--------------------------------------------------------------------------------
  Return after Taxes on                   -1.15*         -1.10*          3.70
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)               0.42          -0.67          5.23
--------------------------------------------------------------------------------
Class C (Return before Taxes)               3.04          -0.52          5.23
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for         4.91           0.54          9.07
fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deductions for         6.27           1.07          7.38
fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 3 (reflects no deductions for         2.43           5.87          6.16
fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 1: Standard & Poor's 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: The Russell 1000 Index is an unmanaged capitalization-weighted price-only index composed of the largest capitalized US companies whose common stocks are traded in the United States.

Index 3: The Lehman Brothers Aggregate Bond Index is an unmanaged, market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Total returns would have been lower had certain expenses not been reduced.

On January 23, 2007, the Russell 1000 Index replaced the S&P 500 as the fund's benchmark index for equity investments because the advisor believes that it more accurately reflects the fund's investment strategy.

* Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures for Class A shares for the same period due to a capital loss occurring upon redemption resulting in an assumed tax deduction for the shareholder.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.




January 23, 2007

The following information replaces similar disclosure in "The Fund's Performance History" section of the Class S prospectus.

Average Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                                          1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Class A (unadjusted for sales charge)
--------------------------------------------------------------------------------
  Return before Taxes                       3.97           0.34          6.16
--------------------------------------------------------------------------------
  Return after Taxes on Distributions       3.29          -0.35          4.04
--------------------------------------------------------------------------------
  Return after Taxes on                     2.74          -0.10          4.25
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for         4.91           0.54          9.07
fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deductions for         6.27           1.07          7.38
fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 3 (reflects no deductions for         2.43           5.87          6.16
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: The Russell 1000 Index is an unmanaged capitalization-weighted price-only index composed of the largest capitalized US companies whose common stocks are traded in the United States.

Index 3: The Lehman Brothers Aggregate Bond Index is an unmanaged, market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Class S shares do not have a full calendar year of performance and therefore past performance data is not provided. Although Class A shares are not offered in this prospectus, they are invested in the same portfolio of securities as Class S. Class S shares' annual total returns will differ only to the extent that the classes have different fees and expenses.

On January 23, 2007, the Russell 1000 Index replaced the S&P 500 as the fund's benchmark index for equity investments because the advisor believes that it more accurately reflects the fund's investment strategy.
--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.

January 23, 2007

The following information replaces similar disclosure in "The Fund's Performance History" section of the Institutional Class prospectus.

Average Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                                          1 Year        5 Years       10 Years
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------
  Return before Taxes                       4.21           0.69          6.57
--------------------------------------------------------------------------------
  Return after Taxes on Distributions       3.43          -0.11          4.30
--------------------------------------------------------------------------------
  Return after Taxes on                     2.92           0.13          4.50
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for         4.91           0.54          9.07
fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 2 (reflects no deductions for         6.27           1.07          7.38
fees, expenses or taxes)
--------------------------------------------------------------------------------
Index 3 (reflects no deductions for         2.43           5.87          6.16
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: The Russell 1000 Index is an unmanaged capitalization-weighted price-only index composed of the largest capitalized US companies whose common stocks are traded in the United States.

Index 3: The Lehman Brothers Aggregate Bond Index is an unmanaged, market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Total returns would have been lower had certain expenses not been reduced.

On January 23, 2007, the Russell 1000 Index replaced the S&P 500 as the fund's benchmark index for equity investments because the advisor believes that it more accurately reflects the fund's investment strategy.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 730-1313 or visit our Web site at www.dws-scudder.com.

January 23, 2007

The following information revises similar disclosure for the above fund in "The Portfolio Managers" section of the prospectuses.

The following people handle the day-to-day management of the fund.

  William Chepolis, CFA                    Inna Okounkova
  Managing Director of Deutsche Asset      Director of Deutsche Asset
  Management and Portfolio Manager of      Management and Portfolio Manager of
  the fund.                                the fund.
  o   Joined Deutsche Asset Management     o   Lead portfolio manager for Asset
      in 1998 after 13 years of                Allocation strategies: New York.
      experience as vice president and     o   Joined Deutsche Asset Management
      portfolio manager for Norwest            in 1999 as quantitative analyst,
      Bank, where he managed the bank's        becoming associate portfolio
      fixed income and foreign exchange        manager in 2001.
      portfolios.                          o   Joined the fund in 2005.
  o   Portfolio Manager for Retail         o   BS, MS, Moscow State University;
      Mortgage Backed Securities: New          MBA, University of Chicago
      York.                                    Graduate School of Business.
  o   Joined the fund in 2005.
  o   BIS, University of Minnesota.        Gary Sullivan, CFA
                                           Director of Deutsche Asset
  Matthew F. MacDonald                     Management and Portfolio Manager of
  Director of Deutsche Asset Management    the fund.
  and Portfolio Manager of the fund.       o   Joined Deutsche Asset Management
  o   Joined Deutsche Asset Management         in 1996 and the fund in 2006.
      and the fund in 2006 after 14            Served as head of the High Yield
      years of fixed income experience         group in Europe and as an
      at Bank of America Global                Emerging Markets portfolio
      Structured Products and PPM              manager.
      America, Inc., where he was          o   Prior to that, four years at
      portfolio manager for public fixed       Citicorp as a research analyst
      income, including MBS, ABS, CDOs         and structurer of collateralized
      and corporate bonds; earlier, as         mortgage obligations. Prior to
      an analyst for MBS, ABS and money        Citicorp, served as an officer
      markets; and originally, at Duff &       in the US Army from 1988 to 1991.
      Phelps Credit Rating Company.        o   BS, United States Military
  o   Portfolio Manager for Retail             Academy (West Point); MBA, New
      Mortgage Backed Securities: New          York University, Stern School of
      York.                                    Business.
  o   BA, Harvard University; MBA,
      University of Chicago Graduate
      School of Business.

January 23, 2007

  Julie M. Van Cleave, CFA                  Julie Abbett
  Managing Director of Deutsche Asset       Director of Deutsche Asset
  Management and Portfolio Manager of       Management and Portfolio Manager of
  the fund.                                 the fund.
  o   Joined Deutsche Asset Management      o   Senior portfolio manager for
      and the fund in 2002.                     Global Quantitative Equity: New
  o   Head of Large Cap Growth Portfolio        York.
      Selection Team.                       o   Joined Deutsche Asset Management
  o   Previous experience includes 18           in 2000 after four years of
      years of investment industry              combined experience as a
      experience at Mason Street                consultant with equity trading
      Advisors, as Managing Director and        services for BARRA, Inc. and a
      team leader for the large cap             product developer for FactSet
      investment team.                          Research.
  o   BBA, MBA, University of Wisconsin     o   Joined the fund in 2007.
      -- Madison.                           o   BA, University of Connecticut.

  Robert Wang                               Thomas Picciochi
  Managing Director of Deutsche Asset       Director of Deutsche Asset
  Management and Portfolio Manager of       Management and Portfolio Manager of
  the fund.                                 the fund.
  o   Joined Deutsche Asset Management      o   Senior portfolio manager for
      in 1995 as portfolio manager for          Quantitative strategies: New
      asset allocation after 13 years of        York.
      experience of trading fixed           o   Joined Deutsche Asset Management
      income, foreign exchange and              in 1999, formerly serving as
      derivative products at J.P. Morgan.       portfolio manager for Absolute
  o   Global Head of Quantitative               Return Strategies, after 13
      Strategies Portfolio Management:          years of experience in various
      New York.                                 research and analysis positions
  o   Joined the fund in 2005.                  at State Street Global Advisors,
  o   BS, The Wharton School, University        FPL Energy, Barnett Bank, Trade
      of Pennsylvania.                          Finance Corporation and Reserve
                                                Financial Management.
  Jin Chen, CFA                             o   Joined the fund in 2007.
  Director of Deutsche Asset Management     o   BA and MBA, University of Miami.
  and Portfolio Manager of the fund.
  o   Senior portfolio manager for
      Global Strategies: New York.
  o   Joined Deutsche Asset Management
      in 1999; prior to that, served as
      portfolio manager for Absolute
      Return Strategies and as a
      fundamental equity analyst and
      portfolio manager for Thomas White
      Asset Management.
  o   Joined the fund in 2007.
  o   BS, Nanjing University; MS,
      Michigan State University.


               Please Retain This Supplement for Future Reference


January 23, 2007
                                       6